Operations (Details Textual) R$ / shares in Units, R$ in Thousands, $ in Thousands								1 Months Ended														12 Months Ended
	Sep. 02, 2019	Jul. 11, 2019	Jun. 13, 2018	May 03, 2018	Feb. 09, 2018 BRL (R$)	Dec. 16, 2016	Oct. 05, 2016	Jun. 18, 2020 shares	May 29, 2020	Apr. 20, 2020	Nov. 22, 2019	Oct. 29, 2019	Sep. 23, 2019 BRL (R$)	Jul. 31, 2019	Jun. 28, 2019	Jun. 27, 2019 BRL (R$)	Jun. 27, 2019 USD ($)	Nov. 21, 2018	Oct. 19, 2018	Aug. 28, 2018 a	Jul. 31, 2018	Jun. 30, 2020 BRL (R$) a R$ / shares shares	Jun. 30, 2019	Jun. 30, 2018
Operations (Textual)
Area of own lands | a																						215,330
Area of leased lands | a																						53,735
Minimum shares transferred | shares																						5,392,872
Acquisition date																							Jan. 27, 2020
Exchange adjustment, descriptioin																						The adjustment in the exchange ratio determines that the selling shareholders, the holders of the 5,215,385 shares previously calculated in the preliminary exchange ratio, must return 423,815 shares, in accordance with the final exchange ratio. The share return process is in progress and should be completed up to October 2020.
Capital Reserve																						R$ 30,566
Other Operating income																						R$ 30,616
Board of Directors [Member]
Operations (Textual)
Investment amount																R$ 4,127
Interest rate, percentage																1.80%	1.80%
Board of Directors [Member] | Us [Member]
Operations (Textual)
Investment amount | $																	$ 1,000
Sale of Jatoba' IV Farm [Member]
Operations (Textual)
Description of sale of farm	The buyer met the contractual conditions to take possession of the Jatobá IV farm upon the down payment of R$2,698. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 232,000 soybean bags is recorded in accounts receivable from sales of farms, to be received in six annual installments ending in 2025 (Note 7.1.e – Jatobá IV).	The Company signed a purchase and sale agreement for a total area of 1,134 hectares (893 agricultural hectares) of the Jatobá Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 302 bags of soybean per agricultural hectare, totaling R$23,183 as of September 2, 2019.
Sale of Alto Taquari II Farm [Member]
Operations (Textual)
Description of sale of farm												The Company entered into a purchase and sale agreement for a total area of 85 hectares (65 agricultural hectares) of the Alto Taquari Farm, a rural property located in the City of Alto Taquari, State of Mato Grosso, for an amount corresponding to 1,100 bags of soybean per useful hectare, totaling R$5,513 as of October 29,2019. On the same date, the buyer met the contractual conditions to take possession of the Alto Taquari II farm upon the down payment of R$1,044. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 57,200 soybean bags is recorded in accounts receivable from sales of farms, to be received in four annual installments ending in 2023 (Note 7.1.e – Alto Taquari II).
Sale of Alto Taquari III Farm [Member]
Operations (Textual)
Description of sale of farm									The Company entered into a purchase and sale agreement for a total area of 105 hectares (105 agricultural hectares) of the Alto Taquari Farm, a rural property located in the city of Alto Taquari, state of Mato Grosso, for 1,100 bags of soybean per useful hectare, totaling R$11,037 as of May 29, 2020.On the same date, the buyer met the contractual conditions to take possession of the Alto Taquari III farm upon the down payment of R$1,763. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 93,478 soybean bags is recorded in accounts receivable from sales of farms, to be received in five annual installments ending in 2025 (Note 7.1.e – Alto Taquari III).
Sale of Jatoba V Farm [Member]
Operations (Textual)
Description of sale of farm																						The Company entered into a purchase and sale agreement for a total area of 1,875 hectares (1,500 agricultural hectares) of the Jatobá Farm, a rural property located in the city of Jaborandi, state of Bahia, for 300 bags of soybean per useful hectare, totaling R$45,015 as of June 30, 2019.On the same date, the buyer met the contractual conditions to take possession of the Jatobá V farm upon the down payment of R$5,000. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 397,368 soybean bags is recorded in accounts receivable from sales of farms, to be received in seven annual installments ending in 2026 (Note 7.1.e – Jatobá V).
Sale of Jatoba II Farm [Member]
Operations (Textual)
Description of sale of farm			The Company signed a purchase and sale agreement for a total area of 9,784 hectares (7,485 agricultural hectares) of the Jatobá Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 285 bags of soybean per usable hectare or R$123,335 as of July 31, 2018.																		The buyer met the contractual conditions to take possession of the Jatobá II farm upon the down payment of R$21,000. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 2,133,296 soybean bags is recorded in accounts receivable from sales of farms, to be received in seven annual installments ending in 2025 (Note 7.1.e – Alto Taquari I).
Sale of Alto Taquari I Farm [Member]
Operations (Textual)
Description of sale of farm																		The Company signed a purchase and sale agreement for a total area of 103 hectares of arable land in the Alto Taquari Farm, for the value of 1,100 bags per useful hectare, totaling R$6,871 as of November 19, 2018.	The buyer met the contractual conditions to take possession of the Alto Taquari I farm upon the down payment of R$1,491. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 90,624 soybean bags is recorded in accounts receivable from sales of farms, to be received in four semi-annual installments ending in 2022 (Note 7.1.e – Alto Taquari I).
Sale of Jatoba III Farm [Member]
Operations (Textual)
Description of sale of farm														The buyer met the contractual conditions to take possession of the Jatobá III farm upon the two down payment of R$5,000 each, totaling R$10,000. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 563,844 soybean bags is recorded in accounts receivable from sales of farms, to be received in six annual installments ending in 2025 (Note 7.1.e – Jatobá III).	The Company signed a purchase and sale agreement for a total area of 3,125 hectares (2,473 agricultural hectares) of the Jatobá Farm, a rural property located in the City of Jaborandi, State of Bahia, for 285 bags of soybean per useful hectare, which corresponded to R$47,016 as of June 28, 2019.
Sale of Jatoba III Farm One [Member]
Operations (Textual)
Description of sale of farm															The buyer met the contractual conditions to take possession of the Jatobá III farm upon the two down payment of R$5,000 each, totaling R$10,000. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 563,844 soybean bags is recorded in accounts receivable from sales of farms, to be received in six annual installments ending in 2025 (Note 7.1.e – Jatobá III).
Sale of Araucaria V [Member]
Operations (Textual)
Description of sale of farm				The Company disclosed the sale of a 956 hectares area (660 agricultural hectares) of the Araucária Farm. The area was sold for 1,208 soybean bags per usable hectare or R$66,224. The transaction determined a down payment of 79,200 soybean bags in the amount of R$5,267, a second installment corresponding to the same number of soybean bags to be received on September 1, 2018. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 717,840 soybean bags is recorded in accounts receivable from sales of farms, to be received in six annual installments ending in 2024 (Note 7.1.e – Araucária V).						The Company acquired a total area of 4,489 hectares (2,904 agricultural hectares) of the Serra Grande Farm, a rural property located in the city of Baixa Grande do Ribeiro, state of Piauí, in the amount of R$25,047, corresponding to 282,884 soybean bags per agricultural hectares.On the same date, BrasilAgro met the contractual conditions to take possession of the land upon the down payment of R$8,047. As of June 30, 2020, the remaining balance in the amount of R$14,263 (Note 18), corresponding to 162,000 soybean bags, will be paid in three annual installments upon delivery of 54,000 soybean bags each. The Company maintains its liability measured at fair value through profit or loss, as required by IFRS 13.
Lease of Jatoba Farm [Member]
Operations (Textual)
Lease agreement, description			Under the same commitment for the purchase and sale of the Jatobá Farm, as described in Note 1.2, the Company leased another area of the farm, with useful area of 7,468 hectares, for a period of 5 years and with annual payments of 6 bags per hectare or 17% of total production, whichever is greater.
Lease of Parceria V [Member]
Operations (Textual)
Area of leased lands | a																				23,500
Lease term																				10 years
warrants [Member]
Operations (Textual)
Number of shares | shares																						654,487
BrasilAgro [Member]
Operations (Textual)
Percentage of ownership interest in subsidiary						99.00%					100.00%
Interest rate, percentage													50.00%
Number of shares | shares								5,392,872														5,392,872
Preliminary book,description																						Based on preliminary book values as of June 30, 2019 of Agrifirma, the capital stock of BrasilAgro was increased by R$115,587, from R$584,224 to R$699,811, with the issuance of 5,215,385 new common shares of the Company, which were subscribed for and paid up by the shareholders of Agrifirma, and Issuance of the Agrifirma Warrants on behalf of one of the selling shareholders, entitling them to subscribe, anytime until January 22, 2022, to up to 654,487 new common shares of the Company, with exercise price of R$0.01 per share (Note 18.b).
Exchange adjustment, descriptioin								The parties also agreed that given the resolution of a contingency by the date of the Settlement Agreement, the selling shareholders agreed to return the amount of R$3,500,000 in restricted shares and Agrifirma Warrants, as described below, which number was calculated using the market price of Brasilagro's average share price 90 days before January 27, 2022.
Warrants excercise price | R$ / shares																						R$ 0.01
Remaining balance amount													R$ 2,087
Agrifirma [Member]
Operations (Textual)
Interest rate, percentage											99.99%
Number of shares | shares																						5,215,385
Jaborandi Agrícola Ltda. [Member]
Operations (Textual)
Percentage of ownership interest in subsidiary						1.00%																99.99%	99.99%	99.99%
Agropecuaria Moroti S.A. [Member]
Operations (Textual)
Waive the payment of interest					R$ 32,962
Investment amount					R$ 16,563																	R$ 115,478
Carrying value of the interest																						5,098
Fair value of the assets and liabilities transferred																						R$ 120,576
Cresca S.A. [Member]
Operations (Textual)
Ownership interest in share capital							50.00%